Commitments, contingent liabilities and guarantees	12 Months Ended
Sep. 30, 2022
Commitments and Contingencies [Abstract]
Commitments, contingent liabilities and guarantees
12. Commitments, contingent liabilities and guarantees
Liabilities of the Group to banks totaling €107.9 million (2021: €81.6 million) are secured mainly by inventories and trade receivables. Please refer to Note 7.14. The Group’s syndicated loan is secured by shares in a subsidiary. Contingent liabilities exist for bonus payments where the obligation is depending on future events.